ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 2,874,494	$ 4,043,473
Allowance for doubtful accounts	$ 407,480	$ 400,262